CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 1,002,841	$ 1,347,361
Restricted cash	254,100	95,300
Accounts receivable, net	97,782	61,846
Prepaid expenses and other assets	312,387	186,181
Inventories, net	37,689	9,790
Short-term investment	690	18,000
Amounts due from related parties	5,224	2,235
Total current assets	1,710,713	1,720,713
Non-current assets
Property and equipment, net	192,357	74,348
Intangible assets, net	12,887	37,333
Long-term investments	111,022	28,216
Prepaid expenses and other assets	69,065	46,297
Restricted cash	2,371	2,317
Deferred tax assets	63,302	48,104
Goodwill	30,952	30,952
Total non-current assets	481,956	267,567
Total assets	2,192,669	1,988,280
Current liabilities
Accounts payable (including accounts payable of the Consolidated VIEs without recourse to the primary beneficiaries of $5,484 and $5,095 as of December 31, 2017 and 2018, respectively)	37,163	8,644
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $89,489 and $236,883 as of December 31, 2017 and 2018, respectively)	636,880	285,248
Advances from customers (including advances from customers of the Consolidated VIEs without recourse to the primary beneficiaries of $6,091 and $4,832 as of December 31, 2017 and 2018, respectively)	29,355	27,155
Amount due to related parties (including amount due to related parties of the Consolidated VIEs without recourse to the primary beneficiaries of $1,235 and $1,297 as of December 31, 2017 and 2018, respectively)	46,025	36,790
Short-term bank borrowings (including short-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of $2,013 and $856 as of December 31, 2017 and 2018, respectively)	856	2,013
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $137,512 and $119,219 as of December 31, 2017 and 2018, respectively)	426,675	268,241
Income tax payable (including income tax payable of the Consolidated VIEs without recourse to the primary beneficiaries of $1,673 and $1,785 as of December 31, 2017 and 2018, respectively)	9,539	9,614
Total current liabilities	1,186,493	637,705
Non-current liabilities
Accrued expenses and other payables (including accrued expenses and other payables of the Consolidated VIEs without recourse to the primary beneficiaries of $4,190 and $1,630 as of December 31, 2017 and 2018, respectively)	7,894	7,547
Long-term bank borrowings (including long-term bank borrowings of the Consolidated VIEs without recourse to the primary beneficiaries of Nil and $1,026 as of December 31, 2017 and 2018, respectively)	1,026
Deferred revenue (including deferred revenue of the Consolidated VIEs without recourse to the primary beneficiaries of $61,571 and $72,439 as of December 31, 2017 and 2018, respectively)	171,262	133,481
Convertible notes (including convertible notes of the Consolidated VIEs without recourse to the primary beneficiaries of Nil and Nil as of December 31, 2017 and 2018, respectively)	1,061,796	726,950
Deferred tax liabilities (including deferred tax liabilities of the Consolidated VIEs without recourse to the primary beneficiaries of Nil and Nil as of December 31, 2017 and 2018, respectively)	679	4,378
Unrecognized tax benefits (including unrecognized tax benefits of the Consolidated VIEs without recourse to the primary beneficiaries of $2,636 and $2,522 as of December 31, 2017 and 2018, respectively)	2,974	3,088
Total non-current liabilities	1,245,631	875,444
Total liabilities	2,432,124	1,513,149
Commitments and contingencies
Shareholders' equity
Additional paid-in capital	1,809,232	1,564,656
Accumulated other comprehensive income	15,199	10,701
Statutory reserves	46	46
Accumulated deficit	(2,067,786)	(1,106,545)
Total Sea Limited shareholders' equity (deficit)	(243,139)	469,025
Non-controlling interests	3,684	6,106
Total shareholders' equity (deficit)	(239,455)	475,131
Total liabilities and shareholders' equity (deficit)	2,192,669	1,988,280
Class A ordinary shares
Shareholders' equity
Ordinary shares	94	91
Class B ordinary shares
Shareholders' equity
Ordinary shares	$ 76	$ 76